STATEMENT OF CASH FLOWS (December 31, 2010) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (466,237)	$ (346,633)	$ (738,504)
Adjustments to reconcile net (loss)
Bad debt expense			798,593
Depreciation	6,082	619	2,105
Loss on sale of debt securities	0	8,363	8,363
Common stock options granted, related parties	312,262	58,425	77,500
Decrease (increase) in assets:
Accounts receivable	(242,611)	(5,841)	98,156
Prepaid expenses	(159,019)	0	(8,431)
Contingent consideration receivable	85,343	100,210	182,335
Increase (decrease) in liabilities:
Accounts payable	(76,732)	139,760	(357,838)
Accrued expenses	(47,267)	13,304	47,267
Royalties payable	(4,319)	(8,254)	(11,343)
Deferred tax liability	(332,200)	0	(451,400)
Net cash used in operating activities	(651,130)	(40,047)	(353,197)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in spin-off from Ante4, Inc.	0	258,712	258,712
Purchases and increases in oil and gas properties	(5,665,533)	0	(3,090,569)
Proceeds from sale of short term investments	0	1,300,000	3,700,000
Net cash provided by investing activities	(5,706,066)	1,558,712	868,143
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on line of credit	0	(1,303,933)	(2,437,336)
Principal payments on note payable			(500,000)
Procees from the sale of common stock			11,000,000
Net cash provided by financing activities	15,600	(1,303,933)	8,062,664
NET CHANGE IN CASH	(6,341,596)	214,732	8,577,610
CASH AT BEGINNING OF YEAR	8,577,610	0	0
CASH AT END OF YEAR			8,577,610
SUPPLEMENTAL INFORMATION:
Interest paid	3,718	0	10,210
Income taxes paid	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of oil and gas properties through issuance of common stock	$ 4,940,269	$ 0	$ 1,252,820